UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-07470

EAGLE SERIES TRUST

(Exact name of Registrant as Specified in Charter)

880 Carillon Parkway

St. Petersburg, FL 33716

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 567-8143

SUSAN L. WALZER, PRINCIPAL EXECUTIVE OFFICER

880 Carillon Parkway

St. Petersburg, FL 33716

(Name and Address of Agent for Service)

Copy to:

KATHY KRESCH INGBER, ESQ.

K&L Gates LLP

1601 K Street, NW

Washington, D.C. 20006

Date of fiscal year end: October 31

Date of reporting period: July 31, 2014

Item 1.	Schedule of Investments

Investment Portfolios

(UNAUDITED) | 07.31.2014

EAGLE INTERNATIONAL STOCK FUND

COMMON STOCKS—97.1%	Shares	Value
Australia—7.9%
Australia & New Zealand Banking Group Ltd.	4,928	$153,979
Automotive Holdings Group Ltd.	5,289	19,055
BlueScope Steel Ltd.*	13,038	75,094
Commonwealth Bank of Australia	2,661	205,283
CSL Ltd.	279	17,465
CSR Ltd.	45,353	157,759
Insurance Australia Group Ltd.	26,067	151,529
Macquarie Group Ltd.	374	20,156

Belgium—1.1%
Anheuser-Busch InBev N.V.	597	64,545
bpost S.A.	1,865	46,809

Britain—13.8%
AstraZeneca PLC	1,235	89,976
Aviva PLC	4,654	39,362
Barclays PLC	22,831	86,513
Barratt Developments PLC	16,525	96,691
Bellway PLC	1,202	30,476
BP PLC	14,545	118,853
Britvic PLC	1,467	17,304
BT Group PLC	21,585	140,759
HSBC Holdings PLC	12,069	129,203
Imperial Tobacco Group PLC	5,273	228,378
Lloyds Banking Group PLC*	112,626	140,272
Next PLC	1,249	142,375
Persimmon PLC*	1,479	31,035
Taylor Wimpey PLC	54,121	100,868

Denmark—0.5%
AP Moeller - Maersk A/S, Class B	22	51,102

France—8.7%
Airbus Group N.V.	280	16,192
AXA S.A.	4,675	107,063
Credit Agricole S.A.	8,402	113,857
Ipsen S.A.	407	18,094
Orange S.A.	8,249	129,142
Renault S.A.	1,977	164,316
Societe Generale S.A.	2,070	103,441
Total S.A.	2,479	159,910
Valeo S.A.	501	59,781

Germany—13.3%
Aareal Bank AG	2,081	88,276
Allianz SE	1,462	244,372
Bayer AG	1,913	253,394
Daimler AG	2,657	220,160
Deutsche Lufthansa AG	5,675	100,878
Fresenius SE & Co. KGaA	1,037	155,384
Muenchener Rueckversicherungs AG	284	60,417
Rheinmetall AG	503	30,531
Volkswagen AG	817	189,197

Guernsey—0.2%
Friends Life Group Ltd.	3,349	18,719

Hong Kong—3.3%
Cheung Kong Holdings Ltd.	1,000	19,373
Cheung Kong Infrastructure Holdings Ltd.	5,000	35,249
New World Development Co. Ltd.	44,000	55,611
Power Assets Holdings Ltd.	16,000	142,963
Wheelock and Co. Ltd.	15,000	75,678

COMMON STOCKS—97.1%	Shares	Value
Ireland—0.3%
Greencore Group PLC	6,470	$28,780

Israel—1.5%
Teva Pharmaceutical Industries Ltd.	2,876	153,850

Italy—0.2%
Banca IFIS SpA	1,121	20,567

Japan—25.1%
Bridgestone Corp.	4,300	155,180
Calsonic Kansei Corp.	11,000	72,380
Central Japan Railway Co.	1,400	199,302
EIZO Corp.	900	23,008
EXEDY Corp.	800	23,616
Fuji Heavy Industries Ltd.	1,700	48,402
Heiwa Corp.	1,700	40,114
ITOCHU Corp.	6,800	87,018
KDDI Corp.	2,400	138,236
Marubeni Corp.	23,000	162,347
Matsumotokiyoshi Holdings Co. Ltd.	1,000	32,835
Minebea Co. Ltd.	8,000	94,976
MITSUBA Corp.	1,600	26,526
Mitsubishi Corp.	5,200	109,681
Mitsubishi UFJ Financial Group, Inc.	8,300	49,131
Mitsui & Co. Ltd.	12,100	194,370
Nippon Suisan Kaisha Ltd.*	10,500	30,363
Nippon Telegraph and Telephone Corp.	4,000	265,920
Nippon Yusen KK	42,000	120,338
Prima Meat Packers Ltd.	8,000	20,685
Resona Holdings, Inc.	28,200	155,360
Shindengen Electric Manufacturing Co. Ltd.	6,000	34,402
SIIX Corp.	1,300	24,047
Sojitz Corp.	58,900	99,399
Sumitomo Corp.	10,300	134,841
Sumitomo Mitsui Financial Group, Inc.	1,700	69,596
Topre Corp.	1,400	19,835
Toyo Tire & Rubber Co. Ltd.	1,500	27,293
Toyota Motor Corp.	1,200	70,990

Netherlands—5.3%
Aegon N.V.	11,461	92,947
ING Groep N.V., CVA*	12,204	158,056
Royal Dutch Shell PLC, Class B	6,635	285,858

Norway—1.5%
DNO ASA*	15,650	52,419
Marine Harvest ASA	4,406	60,045
SalMar ASA	2,019	39,371

Singapore—3.4%
DBS Group Holdings Ltd.	9,000	131,258
First Resources Ltd.	22,000	39,653
Golden Agri-Resources Ltd.	104,000	44,435
Singapore Post Ltd.	31,000	43,605
Singapore Telecommunications Ltd.	20,000	65,160
United Engineers Ltd.	11,000	21,069

Spain—1.2%
CIE Automotive S.A.	2,994	42,096
Iberdrola S.A.	10,411	77,293

Sweden—3.9%
AAK AB	416	23,688
Boliden AB	4,959	80,370

|  The accompanying notes are an integral part of the Investment Portfolios.

Investment Portfolios

(UNAUDITED) | 07.31.2014

EAGLE INTERNATIONAL STOCK FUND (cont’d)

COMMON STOCKS—97.1%	Shares	Value
Sweden (cont’d)
Skandinaviska Enskilda Banken AB, Class A	13,109	$176,010
Svenska Cellulosa AB SCA, Class B	2,367	58,504
Telefonaktiebolaget LM Ericsson, Class B	4,053	50,378

Switzerland—5.9%
Aryzta AG*	336	30,404
Ascom Holding AG	1,078	15,776
Autoneum Holding AG*	107	18,259
Holcim Ltd.*	257	20,617
Kaba Holding AG, Class B*	85	41,105
Lonza Group AG*	261	29,008
Novartis AG	1,834	160,089
Rieter Holding AG*	88	20,452
Roche Holding AG	579	168,213
Swiss Re AG*	1,058	89,937
Total common stocks (cost $9,312,468)		9,786,302

PREFERRED STOCKS—0.4%
Italy—0.4%
Unipol Gruppo Finanziario SpA	7,771	39,323
Total preferred stocks (cost $34,909)		39,323
Total investment portfolio (cost $9,347,377) 97.5%‡		9,825,625
Other assets in excess of liabilities 2.5%		247,338
Total net assets 100.0%		$10,072,963

*	Non-income producing security
‡	As of July 31, 2014, aggregate cost for federal income tax purposes was $9,359,562. Net unrealized appreciation (depreciation) on a tax-basis was $466,063, including aggregate gross unrealized appreciation and depreciation of $748,891 and $(282,828), respectively. The difference between book-basis and tax-basis unrealized appreciation (depreciation) was primarily attributable to deferral of losses from wash sales.

CVA—Dutch certification

Sector allocation
Sector	Percent of net assets
Financial	27.7%
Consumer, cyclical	25.0%
Consumer, non-cyclical	16.3%
Industrial	9.5%
Communications	8.0%
Energy	6.1%
Basic materials	2.4%
Utilities	2.2%
Technology	0.3%

Industry allocation
Industry	Value	Percent of net assets
Banks	$1,602,179	15.9%
Insurance	1,001,725	9.9%
Pharmaceuticals	843,616	8.4%
Telecommunications	805,371	8.0%
Distribution/wholesale	787,656	7.8%
Auto manufacturers	693,065	6.9%
Oil & gas	617,040	6.1%
Transportation	461,156	4.6%
Auto parts & equipment	444,966	4.4%
Agriculture	312,466	3.1%
Home builders	259,070	2.6%
Food	233,336	2.3%
Electric	220,256	2.2%
Retail	194,265	1.9%
Electronics	183,136	1.8%
Building materials	178,376	1.8%
Healthcare services	155,384	1.5%
Real estate	150,662	1.5%
Airlines	100,878	1.0%
Beverages	81,849	0.8%
Mining	80,370	0.8%
Iron/steel	75,094	0.7%
Forest products & paper	58,504	0.6%
Engineering & construction	56,318	0.6%
Machinery-diversified	50,983	0.5%
Diversified financial services	40,723	0.4%
Entertainment	40,114	0.4%
Semiconductors	34,402	0.3%
Chemicals	29,008	0.3%
Biotechnology	17,465	0.2%
Aerospace/defense	16,192	0.2%
Total investment portfolio	$9,825,625	97.5%

The accompanying notes are an integral part of the Investment Portfolios.  |

Investment Portfolios

(UNAUDITED) | 07.31.2014

EAGLE INVESTMENT GRADE BOND FUND

CORPORATE BONDS—38.1%	Principal amount (in thousands)	Value
Advertising—0.5%
Omnicom Group, Inc., 4.45%, 08/15/20	$250	$269,876

Auto parts & equipment—0.4%
Johnson Controls, Inc., 1.40%, 11/02/17	250	248,708

Banks—7.7%
Branch Banking & Trust Co., 2.30%, 10/15/18	250	253,018
Citigroup, Inc., 2.55%, 04/08/19	500	502,226
Comerica, Inc., 2.13%, 05/23/19	250	248,489
Huntington Bancshares, Inc., 2.60%, 08/02/18	250	252,766
JPMorgan Chase & Co., 2.35%, 01/28/19	250	250,972
KeyCorp, 2.30%, 12/13/18	500	502,925
Manufacturers & Traders Trust Co., 2.30%, 01/30/19	250	250,974
Morgan Stanley, 5.50%, 07/24/20	250	283,512
National Australia Bank Ltd., 144A, 2.25%, 07/01/19 (a)	500	497,398
PNC Funding Corp., 4.38%, 08/11/20	500	547,144
SunTrust Banks, Inc., 2.35%, 11/01/18	250	251,928
The Bank of New York Mellon Corp., 2.20%, 03/04/19	500	500,466
The Goldman Sachs Group, Inc., 2.90%, 07/19/18	250	255,465

Beverages—0.4%
Anheuser-Busch InBev Finance, Inc., 2.15%, 02/01/19	250	251,192

Biotechnology—1.8%
Amgen, Inc., 2.20%, 05/22/19	500	497,098
Gilead Sciences, Inc., 4.50%, 04/01/21	500	551,659

Chemicals—0.4%
Monsanto Co., 2.13%, 07/15/19	250	248,446

Commercial services—1.3%
ERAC USA Finance LLC, 144A, 2.35%, 10/15/19 (a)	250	247,407
Moody’s Corp., 2.75%, 07/15/19	500	503,033
Computers—0.8%
International Business Machines Corp., 1.95%, 02/12/19	250	250,019
NetApp, Inc., 3.38%, 06/15/21	250	251,319

Diversified financial services—1.4%
BlackRock, Inc., 5.00%, 12/10/19	500	566,785
Intercontinental Exchange, Inc., 2.50%, 10/15/18	250	254,514

Electric—1.7%
Exelon Generation Co. LLC, 5.20%, 10/01/19	250	278,758
NextEra Energy Capital Holdings, Inc., 2.70%, 09/15/19	250	253,244
PG&E Corp., 2.40%, 03/01/19	250	250,772
Virginia Electric and Power Co., 3.45%, 02/15/24	250	252,882

Healthcare products—1.3%
Edwards Lifesciences Corp., 2.88%, 10/15/18	500	507,447
Zimmer Holdings, Inc., 4.63%, 11/30/19	250	274,492

Healthcare services—0.4%
Laboratory Corp. of America Holdings, 2.20%, 08/23/17	250	253,072

CORPORATE BONDS—38.1%	Principal amount (in thousands)	Value
Insurance—4.2%
American International Group, Inc., 3.38%, 08/15/20	$250	$259,007
Assurant, Inc., 2.50%, 03/15/18	500	503,990
Berkshire Hathaway Finance Corp., 2.90%, 10/15/20	500	509,879
Metropolitan Life Global Funding I, 144A, 2.30%, 04/10/19 (a)	500	502,022
Prudential Financial, Inc., 2.30%, 08/15/18	250	253,002
XLIT Ltd., 2.30%, 12/15/18	500	496,732

Internet—1.7%
Baidu, Inc., 3.25%, 08/06/18	500	515,094
eBay, Inc., 2.20%, 08/01/19	500	495,829

Media—0.9%
British Sky Broadcasting Group PLC, 144A, 9.50%, 11/15/18 (a)	205	262,066
Comcast Corp., 3.60%, 03/01/24	250	255,122

Miscellaneous manufacturer—0.9%
Crane Co., 2.75%, 12/15/18	250	254,449
Tyco Electronics Group S.A., 2.38%, 12/17/18	250	250,583

Oil & gas—1.7%
CNOOC Nexen Finance 2014 ULC, 1.63%, 04/30/17	200	200,430
Petrobras Global Finance BV, 2.00%, 05/20/16	250	250,613
Petroleos Mexicanos, 144A, 3.13%, 01/23/19 (a)	250	257,036
Total Capital, 4.45%, 06/24/20	250	276,628

Oil & gas services—0.4%
Halliburton Co., 2.00%, 08/01/18	250	252,511

Pharmaceuticals—1.3%
AbbVie, Inc., 1.75%, 11/06/17	250	250,438
Actavis Funding SCS, 144A, 2.45%, 06/15/19 (a)	250	248,489
Allergan, Inc., 3.38%, 09/15/20	250	248,176

Pipelines—0.4%
Enable Midstream Partners LP, 144A, 2.40%, 05/15/19 (a)	250	248,117

Real estate investment trusts (REITs)—0.4%
American Tower Corp., 3.40%, 02/15/19	250	259,050

Retail—0.8%
Starbucks Corp., 2.00%, 12/05/18	250	250,429
The Home Depot, Inc., 2.00%, 06/15/19	250	249,097

Semiconductors—0.8%
Maxim Integrated Products, Inc., 2.50%, 11/15/18	500	504,079

Software—3.9%
Autodesk, Inc., 1.95%, 12/15/17	250	251,345
Broadridge Financial Solutions, Inc., 3.95%, 09/01/20	250	259,313
Fidelity National Information Services, Inc., 1.45%, 06/05/17	250	249,004
Fiserv, Inc., 6.80%, 11/20/17	250	287,912
Intuit, Inc., 5.75%, 03/15/17	250	277,687
Microsoft Corp., 3.63%, 12/15/23	500	520,024
Oracle Corp., 2.50%, 10/15/22	500	479,203

Telecommunications—1.8%
AT&T, Inc., 5.80%, 02/15/19	500	577,673

|  The accompanying notes are an integral part of the Investment Portfolios.

Investment Portfolios

(UNAUDITED) | 07.31.2014

EAGLE INVESTMENT GRADE BOND FUND (cont’d)

CORPORATE BONDS—38.1%	Principal amount (in thousands)	Value
Telecommunications (cont’d)
British Telecommunications PLC, 1.25%, 02/14/17	$250	$249,778
Verizon Communications, Inc., 4.50%, 09/15/20	250	272,273

Toys/games/hobbies—0.4%
Mattel, Inc., 2.35%, 05/06/19	250	249,569

Transportation—0.4%
J.B. Hunt Transport Services, Inc., 2.40%, 03/15/19	250	250,559
Total corporate bonds (cost $22,623,133)		22,785,214

MORTGAGE AND ASSET-BACKED SECURITIES—33.4%
Asset-backed securities—12.5%
AmeriCredit Automobile Receivables Trust, Series 2013-5, Class B, 1.52%, 01/08/19	1,000	1,000,348
BMW Vehicle Lease Trust, Series 2014-1, Class A3, 0.73%, 02/21/17	1,000	998,835
CarMax Auto Owner Trust, Series 2013-4, Class B, 1.71%, 07/15/19	1,000	1,000,634
Ford Credit Auto Owner Trust, Series 2012-C, Class D, 2.43%, 01/15/19	1,000	1,016,147
Ford Credit Floorplan Master Owner Trust A, Series 2014-1, Class A1, 1.20%, 02/15/19	1,000	998,873
Hyundai Auto Receivables Trust, Series 2014-A, Class B, 1.73%, 08/15/19	1,000	997,518
Santander Drive Auto Receivables Trust, Series 2012-1, Class C, 3.78%, 11/15/17	1,000	1,022,345
Sierra Timeshare Receivables Funding LLC, 144A, Series 2012-1A, Class B, 3.58%, 11/20/28 (b)	443	451,882

Federal agency mortgage-backed obligations—20.9%
Fannie Mae Pool,
Series 0957, Class MA, 3.00%, 01/01/22	1,051	1,091,759
Series 1212, Class MA, 2.50%, 10/01/22	1,095	1,115,741
Fannie Mae, REMIC,
Series 2008-18, Class ND, 4.00%, 05/25/20	262	273,382
Series 2011-45, Class NG, 3.00%, 03/25/25	964	999,910
Series 2012-96, Class VA, 3.50%, 02/25/22	411	435,572
Freddie Mac Gold Pool,
Series 13368, Class G, 6.00%, 11/01/23	841	920,235
Series 18509, Class G, 3.50%, 04/01/29	727	765,358
Series 18513, Class G, 3.50%, 05/01/29	433	455,496
Series 18519, Class G, 3.50%, 07/01/29	1,250	1,315,088
Freddie Mac, REMIC,
Series 2628, Class AB, 4.50%, 06/15/18	53	54,214
Series 2885, Class LC, 4.50%, 04/15/34	112	117,714
Series 3650, Class PA, 5.00%, 01/15/40	289	314,774
Series 4068, Class MB, 2.00%, 02/15/42	2,715	2,584,871
Ginnie Mae I Pool, Series 783112, 5.50%, 09/15/22	698	749,884
Ginnie Mae II Pool, Series 5107, 4.00%, 07/20/26	801	852,793
Ginnie Mae, REMIC,
Series 2004-86, Class PK, 4.00%, 09/20/34	184	194,166

MORTGAGE AND ASSET-BACKED SECURITIES—33.4%	Principal amount (in thousands)	Value
Federal agency mortgage-backed obligations (cont’d)
Series 2010-169, Class CD, 3.00%, 12/16/25	$219	$228,589
Total mortgage and asset-backed securities (cost $20,134,639)		19,956,128

U.S. TREASURIES—22.8%
U.S. Treasury Notes,
1.63%, 11/15/22	500	470,391
2.25%, 11/30/17	1,500	1,550,625
2.75%, 02/15/19	5,500	5,762,969
2.75%, 02/15/24	1,750	1,782,812
3.63%, 02/15/21	3,750	4,098,633
Total U.S. Treasuries (cost $13,647,715)		13,665,430

U.S. GOVERNMENT AGENCY SECURITIES—1.7%
Private Export Funding Corp., Series CC, 2.25%, 12/15/17	1,000	1,029,291
Total U.S. Government agency securities (cost $1,004,174)		1,029,291

SUPRANATIONAL BANKS—1.7%
Inter-American Development Bank, 1.75%, 10/15/19	1,000	990,526
Total supranational banks (cost $995,330)		990,526

Total investment portfolio (cost $58,404,991) 97.7%‡		58,426,589
Other assets in excess of liabilities 2.3%		1,398,008
Total net assets 100.0%		$59,824,597

(a)	Restricted securities deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities. At July 31, 2014, these securities aggregated $2,262,535 or 3.8% of the net assets of the Fund.
(b)	Restricted security deemed to be illiquid for purposes of compliance limitations on holdings of illiquid securities. This security was purchased on February 12, 2013 at a cost of $936,872 which was 0.7% of the net assets at the time of purchase. At July 31, 2014, this security had an amortized cost of $449,339 and a market value $451,882 which was 0.8% of the net assets of the Fund.
‡	As of July 31, 2014, aggregate cost for federal income tax purposes was $58,406,473. Net unrealized appreciation (depreciation) on a tax-basis was $20,116, including aggregate gross unrealized appreciation and depreciation of $318,943 and $(298,827), respectively. The difference between book-basis and tax-basis unrealized appreciation (depreciation) was primarily attributable to deferral of losses from wash sales.

144A-Securities are purchased under Rule 144A of the Securities Act of 1933 or are private placements and, unless registered under the Securities Act of 1933 or exempted from registration, generally may only be sold to qualified institutional buyers.

REMIC—Real estate mortgage investment conduit

The accompanying notes are an integral part of the Investment Portfolios.  |

Investment Portfolios

(UNAUDITED) | 07.31.2014

EAGLE MID CAP GROWTH FUND

COMMON STOCKS—99.2%	Shares	Value
Airlines—1.6%
Delta Air Lines, Inc.	276,765	$10,367,617

Apparel—1.7%
Deckers Outdoor Corp.*	54,360	4,811,403
Michael Kors Holdings Ltd.*	76,035	6,195,332

Beverages—4.0%
Constellation Brands, Inc., Class A*	152,640	12,708,807
Monster Beverage Corp.*	195,641	12,513,198

Biotechnology—1.7%
BioMarin Pharmaceutical, Inc.*	65,956	4,077,400
Medivation, Inc.*	51,930	3,854,764
Seattle Genetics, Inc.*	87,215	3,069,968

Building materials—1.3%
Martin Marietta Materials, Inc.	64,856	8,057,061

Chemicals—4.2%
Albemarle Corp.	86,565	5,309,897
Huntsman Corp.	382,400	9,961,520
RPM International, Inc.	160,690	7,099,284
Westlake Chemical Corp.	51,386	4,490,623

Commercial services—1.8%
Gartner, Inc.*	122,735	8,397,528
Sotheby’s	81,335	3,224,933

Computers—3.2%
Cadence Design Systems, Inc.*	444,470	7,480,430
IHS, Inc., Class A*	97,932	12,865,327

Distribution/wholesale—1.1%
HD Supply Holdings, Inc.*	283,080	7,195,894

Diversified financial services—5.6%
Ally Financial, Inc.*	373,506	8,575,698
Ameriprise Financial, Inc.	172,405	20,619,638
TD Ameritrade Holding Corp.	201,811	6,482,169

Electrical components & equipment—1.0%
Acuity Brands, Inc.	57,675	6,186,797

Electronics—2.7%
Amphenol Corp., Class A	72,520	6,974,249
Sensata Technologies Holding N.V.*	217,380	10,051,651

Entertainment—1.3%
Bally Technologies, Inc.*	142,194	8,555,813

Environmental control—2.1%
Waste Connections, Inc.	278,337	13,176,474

Food—2.2%
The Fresh Market, Inc.*	149,233	4,466,544
The WhiteWave Foods Co.*	312,145	9,298,799

Healthcare products—5.5%
Align Technology, Inc.*	88,635	4,804,903
Bruker Corp.*	227,897	5,180,099
Intuitive Surgical, Inc.*	7,395	3,383,582
Sirona Dental Systems, Inc.*	95,070	7,624,614
St. Jude Medical, Inc.	96,110	6,265,411
The Cooper Companies, Inc.	46,385	7,462,419

Healthcare services—4.1%
Centene Corp.*	102,525	7,391,027
Envision Healthcare Holdings, Inc.*	91,440	3,268,980
Universal Health Services, Inc., Class B	141,885	15,124,941

Home furnishings—1.6%
Harman International Industries, Inc.	94,251	10,230,946

COMMON STOCKS—99.2%	Shares	Value
Household products/wares—1.4%
Church & Dwight Co., Inc.	140,140	$8,994,185

Insurance—2.1%
Genworth Financial, Inc., Class A*	1,037,565	13,592,102

Internet—7.3%
Liberty Interactive Corp., Class A*	584,765	16,402,658
LinkedIn Corp., Class A*	20,210	3,650,734
Netflix, Inc.*	12,305	5,201,570
TripAdvisor, Inc.*	143,335	13,593,891
Twitter, Inc.*	160,857	7,269,128

Leisure time—2.2%
Royal Caribbean Cruises Ltd.	237,360	14,158,524

Lodging—3.1%
Starwood Hotels & Resorts Worldwide, Inc.	170,365	13,090,847
Wynn Resorts Ltd.	30,980	6,604,936

Machinery-diversified—2.5%
Flowserve Corp.	126,625	9,375,315
Nordson Corp.	84,085	6,320,669

Media—4.9%
Discovery Communications, Inc., Class A*	46,640	3,974,194
FactSet Research Systems, Inc.	58,145	6,984,959
Sirius XM Holdings, Inc.*	5,968,595	20,173,851

Mining—0.5%
Constellium N.V., Class A*	101,988	2,955,612

Miscellaneous manufacturer—3.9%
Colfax Corp.*	184,706	11,630,937
Hexcel Corp.*	182,655	6,803,899
Pall Corp.	78,785	6,103,474

Oil & gas—4.4%
Antero Resources Corp.*	158,162	9,135,437
Athlon Energy, Inc.*	146,501	6,982,238
Cabot Oil & Gas Corp.	121,860	4,015,287
Gulfport Energy Corp.*	151,482	8,090,653

Oil & gas services—2.1%
Dresser-Rand Group, Inc.*	103,480	6,158,095
FMC Technologies, Inc.*	122,370	7,440,096

Pharmaceuticals—4.1%
AmerisourceBergen Corp.	87,790	6,751,929
Catamaran Corp.*	148,170	6,740,253
Mylan, Inc.*	258,330	12,753,752

Retail—2.6%
AutoZone, Inc.*	14,580	7,538,297
Family Dollar Stores, Inc.	52,865	3,951,659
Sally Beauty Holdings, Inc.*	199,697	5,182,137

Semiconductors—2.8%
Altera Corp.	98,455	3,221,448
IPG Photonics Corp.*	98,189	6,613,029
Microchip Technology, Inc.	80,785	3,636,941
Skyworks Solutions, Inc.	91,115	4,624,997

Software—4.9%
ANSYS, Inc.*	102,620	7,895,583
Autodesk, Inc.*	120,990	6,454,816
Concur Technologies, Inc.*	70,582	6,561,303
NetSuite, Inc.*	38,844	3,274,938
ServiceNow, Inc.*	116,385	6,843,438

Telecommunications—3.7%
Palo Alto Networks, Inc.*	102,305	8,272,382

|  The accompanying notes are an integral part of the Investment Portfolios.

Investment Portfolios

(UNAUDITED) | 07.31.2014

EAGLE MID CAP GROWTH FUND (cont’d)

COMMON STOCKS—99.2%	Shares	Value
Telecommunications (cont’d)
SBA Communications Corp., Class A*	142,335	$15,219,882
Total common stocks (cost $458,728,422)		631,045,815
Total investment portfolio (cost $458,728,422) 99.2%‡		631,045,815
Other assets in excess of liabilities 0.8%		4,913,539
Net assets 100.0%		$635,959,354

*	Non-income producing security
‡	As of July 31, 2014, aggregate cost for federal income tax purposes was $459,679,345. Net unrealized appreciation (depreciation) on a tax-basis was $171,366,470, including aggregate gross unrealized appreciation and depreciation of $182,085,779 and $(10,719,309), respectively. The difference between book-basis and tax-basis unrealized appreciation (depreciation) was primarily attributable to deferral of losses from wash sales.

Sector allocation
Sector	Percent of net assets
Consumer, non-cyclical	24.8%
Communications	15.9%
Consumer, cyclical	15.2%
Industrial	13.5%
Technology	10.9%
Financial	7.7%
Energy	6.5%
Basic materials	4.7%

The accompanying notes are an integral part of the Investment Portfolios.  |

Investment Portfolios

(UNAUDITED) | 07.31.2014

EAGLE MID CAP STOCK FUND

COMMON STOCKS—97.5%	Shares	Value
Aerospace/defense—0.8%
B/E Aerospace, Inc.*	36,047	$3,069,042

Apparel—1.5%
Hanesbrands, Inc.	60,982	5,958,551

Auto parts & equipment—0.7%
Dana Holding Corp.	116,720	2,612,194

Banks—4.9%
East West Bancorp, Inc.	149,030	5,075,962
First Republic Bank	111,384	5,203,861
Signature Bank*	49,003	5,605,453
Zions Bancorporation	126,860	3,656,105

Biotechnology—1.0%
Bio-Rad Laboratories, Inc., Class A*	34,929	4,016,486

Chemicals—2.3%
Airgas, Inc.	33,845	3,618,707
Rockwood Holdings, Inc.	68,585	5,414,100

Commercial services—2.9%
Morningstar, Inc.	48,483	3,287,632
Quanta Services, Inc.*	178,320	5,971,937
The Advisory Board Co.*	46,630	2,338,028

Computers—2.6%
IHS, Inc., Class A*	24,530	3,222,506
Jack Henry & Associates, Inc.	52,702	3,075,162
MICROS Systems, Inc.*	58,659	3,967,108

Distribution/wholesale—1.4%
LKQ Corp.*	213,634	5,587,597

Diversified financial services—3.9%
Affiliated Managers Group, Inc.*	29,483	5,874,488
Invesco Ltd.	114,813	4,320,413
Portfolio Recovery Associates, Inc.*	88,984	5,246,496

Electric—2.1%
ITC Holdings Corp.	148,021	5,343,558
NRG Energy, Inc.	95,915	2,969,528

Electronics—2.9%
FLIR Systems, Inc.	85,525	2,846,272
Mettler-Toledo International, Inc.*	17,258	4,437,722
Trimble Navigation Ltd.*	129,695	4,007,576

Engineering & construction—0.6%
Jacobs Engineering Group, Inc.*	48,900	2,484,609

Environmental control—2.5%
Clean Harbors, Inc.*	62,955	3,628,097
Stericycle, Inc.*	26,785	3,151,255
Waste Connections, Inc.	63,715	3,016,268

Food—3.2%
Flowers Foods, Inc.	230,966	4,409,141
The Hain Celestial Group, Inc.*	65,945	5,638,297
The WhiteWave Foods Co.*	84,928	2,530,005

Hand/machine tools—0.5%
Regal-Beloit Corp.	29,015	2,039,464

Healthcare products—7.4%
DENTSPLY International, Inc.	121,871	5,657,252
Edwards Lifesciences Corp.*	50,742	4,579,465
IDEXX Laboratories, Inc.*	24,843	3,092,457
Sirona Dental Systems, Inc.*	55,203	4,427,281
Techne Corp.	37,540	3,503,233
Teleflex, Inc.	31,292	3,371,400
Varian Medical Systems, Inc.*	33,390	2,742,988

COMMON STOCKS—97.5%	Shares	Value
Healthcare products (cont’d)
West Pharmaceutical Services, Inc.	47,880	$1,951,110

Healthcare services—1.9%
Envision Healthcare Holdings, Inc.*	113,100	4,043,325
MEDNAX, Inc.*	55,605	3,290,704

Household products/wares—2.4%
Church & Dwight Co., Inc.	65,398	4,197,244
Jarden Corp.*	97,255	5,436,554

Insurance—3.2%
Arthur J Gallagher & Co.	98,146	4,416,570
HCC Insurance Holdings, Inc.	109,535	5,113,094
ProAssurance Corp.	71,240	3,108,201

Internet—0.9%
F5 Networks, Inc.*	33,170	3,734,610

Iron/steel—1.4%
Steel Dynamics, Inc.	267,860	5,681,311

Leisure time—1.1%
Polaris Industries, Inc.	30,135	4,446,118

Lodging—1.1%
Wyndham Worldwide Corp.	56,387	4,260,038

Machinery-diversified—4.8%
Flowserve Corp.	67,333	4,985,335
IDEX Corp.	46,464	3,522,901
Roper Industries, Inc.	19,615	2,825,933
The Middleby Corp.*	68,313	4,977,285
Wabtec Corp.	34,875	2,813,715

Miscellaneous manufacturer—1.5%
AptarGroup, Inc.	29,997	1,832,817
Donaldson Co., Inc.	104,775	4,064,222

Oil & gas—2.8%
Energy XXI Bermuda Ltd.	1	20
Noble Corp. PLC	116,534	3,655,672
Oasis Petroleum, Inc.*	76,180	4,071,821
SM Energy Co.	41,586	3,266,164

Oil & gas services—4.8%
Core Laboratories N.V.	27,162	3,977,332
Dril-Quip, Inc.*	32,696	3,294,776
Helix Energy Solutions Group, Inc.*	192,178	4,887,087
Oil States International, Inc.*	32,657	2,001,547
Superior Energy Services, Inc.	143,829	4,832,654

Packaging & containers—1.2%
Berry Plastics Group, Inc.*	195,658	4,752,533

Pharmaceuticals—3.0%
Catamaran Corp.*	99,955	4,546,953
Omnicare, Inc.	41,312	2,582,000
Zoetis, Inc.	147,170	4,843,365

Real estate investment trusts (REITs)—2.0%
DDR Corp.	248,314	4,355,427
Essex Property Trust, Inc.	19,824	3,758,036

Retail—7.3%
Bloomin’ Brands, Inc.*	201,694	3,951,185
Copart, Inc.*	119,670	3,994,585
Dollar Tree, Inc.*	22,802	1,242,025
Dunkin’ Brands Group, Inc.	109,945	4,712,243
MSC Industrial Direct Co., Inc., Class A	45,120	3,848,285
PVH Corp.	35,035	3,860,156
Tractor Supply Co.	84,656	5,263,063

|  The accompanying notes are an integral part of the Investment Portfolios.

Investment Portfolios

(UNAUDITED) | 07.31.2014

EAGLE MID CAP STOCK FUND (cont’d)

COMMON STOCKS—97.5%	Shares	Value
Retail (cont’d)
Ulta Salon, Cosmetics & Fragrance, Inc.*	22,999	$2,123,498

Semiconductors—2.7%
Microchip Technology, Inc.	125,355	5,643,482
Skyworks Solutions, Inc.	103,375	5,247,315

Software—7.5%
ANSYS, Inc.*	40,875	3,144,922
CommVault Systems, Inc.*	127,278	6,111,890
Informatica Corp.*	174,715	5,541,960
Nuance Communications, Inc.*	175,440	3,189,499
Open Text Corp.	67,304	3,745,468
Qlik Technologies, Inc.*	161,814	4,281,598
SolarWinds, Inc.*	88,985	3,660,843

Telecommunications—3.3%
NeuStar, Inc., Class A*	107,555	2,996,482
NICE Systems Ltd., Sponsored ADR	155,303	6,140,681
Plantronics, Inc.	87,200	4,095,784

Transportation—3.4%
Expeditors International of Washington, Inc.	106,611	4,603,463
Genesee & Wyoming, Inc., Class A*	50,499	5,036,265
J.B. Hunt Transport Services, Inc.	48,963	3,782,882
Total common stocks (cost $306,954,484)		386,741,744
Total investment portfolio (cost $306,954,484) 97.5%‡		386,741,744
Other assets in excess of liabilities 2.5%		9,731,813
Net assets 100.0%		$396,473,557

*	Non-income producing security
‡	As of July 31, 2014, aggregate cost for federal income tax purposes was $308,142,177. Net unrealized appreciation (depreciation) on a tax-basis was $78,599,567, including aggregate gross unrealized appreciation and depreciation of $85,987,013 and $(7,387,446), respectively. The difference between book-basis and tax-basis unrealized appreciation (depreciation) was primarily attributable to deferral of losses from wash sales.

ADR—American depository receipt

Sector allocation
Sector	Percent of net assets
Consumer, non-cyclical	21.8%
Industrial	18.2%
Financial	14.0%
Consumer, cyclical	13.1%
Technology	12.8%
Energy	7.6%
Communications	4.2%
Basic materials	3.7%
Utilities	2.1%

The accompanying notes are an integral part of the Investment Portfolios.  |

Investment Portfolios

(UNAUDITED) | 07.31.2014

EAGLE SMALL CAP GROWTH FUND

COMMON STOCKS—98.2%	Shares	Value
Airlines—1.9%
American Airlines Group, Inc.	891,216	$34,623,742
JetBlue Airways Corp.*	3,518,043	37,713,421

Apparel—2.4%
Deckers Outdoor Corp.*	536,238	47,462,426
Steven Madden Ltd.*	1,354,098	43,128,021

Auto parts & equipment—1.8%
Tenneco, Inc.*	412,806	26,295,742
WABCO Holdings, Inc.*	402,720	39,257,146

Banks—0.5%
UMB Financial Corp.	349,443	19,788,957

Biotechnology—4.0%
Acorda Therapeutics, Inc.*	1,178,264	34,487,787
Celladon Corp.*	655,174	8,091,399
Cubist Pharmaceuticals, Inc.*	287,170	17,488,653
Isis Pharmaceuticals, Inc.*	423,257	13,116,734
Puma Biotechnology, Inc.*	191,740	42,512,593
Seattle Genetics, Inc.*	496,941	17,492,323
Sunesis Pharmaceuticals, Inc.*	1,842,966	12,126,716
Theravance Biopharma, Inc.*	158,882	4,453,463

Building materials—2.3%
Martin Marietta Materials, Inc.	363,879	45,204,688
Trex Co., Inc.*	600,000	16,890,000
USG Corp.*	812,145	21,481,235

Chemicals—3.6%
Chemtura Corp.*	1,016,903	23,653,164
Huntsman Corp.	3,157,317	82,248,108
Quaker Chemical Corp.	366,456	25,875,458

Commercial services—5.4%
EVERTEC, Inc.	1,042,620	23,312,983
HMS Holdings Corp.*	1,576,803	29,028,943
LifeLock, Inc.*	1,537,334	21,338,196
PAREXEL International Corp.*	639,841	34,269,884
Sotheby’s	574,513	22,779,440
Team Health Holdings, Inc.*	729,745	41,267,080
The Advisory Board Co.*	568,543	28,506,746

Computers—0.5%
Qualys, Inc.*	798,030	19,064,937

Distribution/wholesale—0.7%
MWI Veterinary Supply, Inc.*	184,080	26,003,141

Diversified financial services—2.6%
Artisan Partners Asset Management, Inc., Class A	858,382	44,721,702
Stifel Financial Corp.*	1,122,811	51,413,516

Electrical components & equipment—0.7%
Acuity Brands, Inc.	238,454	25,578,961

Electronics—2.3%
Coherent, Inc.*	800,941	47,183,434
InvenSense, Inc.*	1,166,843	26,849,058
Woodward, Inc.	223,217	11,151,921

Engineering & construction—0.8%
EMCOR Group, Inc.	698,882	28,605,240

Entertainment—1.7%
Bally Technologies, Inc.*	702,430	42,265,213
Multimedia Games Holding Co., Inc.*	788,528	19,019,295

Environmental control—2.1%
Waste Connections, Inc.	1,658,176	78,498,052

COMMON STOCKS—98.2%	Shares	Value
Food—4.5%
Pinnacle Foods, Inc.	826,952	$24,916,064
The Fresh Market, Inc.*	797,802	23,878,214
The Hain Celestial Group, Inc.*	408,561	34,931,965
The WhiteWave Foods Co.*	1,357,824	40,449,577
United Natural Foods, Inc.*	718,399	42,112,549

Healthcare products—5.2%
Align Technology, Inc.*	719,002	38,977,098
Cyberonics, Inc.*	759,068	45,141,774
HeartWare International, Inc.*	369,913	31,150,374
Sirona Dental Systems, Inc.*	498,252	39,959,810
Thoratec Corp.*	1,175,498	38,203,685

Healthcare services—1.6%
Acadia Healthcare Co., Inc.*	363,996	17,348,049
Centene Corp.*	573,534	41,346,066

Home furnishings—1.1%
Universal Electronics, Inc.*	869,170	41,398,567

Household products/wares—0.7%
Tumi Holdings, Inc.*	1,142,535	24,084,638

Insurance—1.4%
Enstar Group Ltd.*	198,125	27,341,250
ProAssurance Corp.	542,564	23,672,067

Internet—2.2%
Angie’s List, Inc.*	1,505,444	12,540,348
HomeAway, Inc.*	1,164,486	40,430,954
WebMD Health Corp.*	245,476	12,232,069
Zillow, Inc., Class A*	124,901	17,927,041

Lodging—0.5%
Intrawest Resorts Holdings, Inc.*	1,519,339	17,122,950

Machinery-construction & mining—0.4%
Terex Corp.	473,225	16,330,995

Machinery-diversified—2.3%
Chart Industries, Inc.*	385,432	29,312,104
Cognex Corp.*	1,386,643	56,824,630

Media—0.7%
Houghton Mifflin Harcourt Co.*	1,374,378	24,065,359

Metal fabricate/hardware—0.7%
RTI International Metals, Inc.*	1,096,939	27,269,903

Mining—0.3%
Constellium N.V., Class A*	444,905	12,893,347

Miscellaneous manufacturer—4.2%
Colfax Corp.*	1,251,249	78,791,149
Hexcel Corp.*	1,056,896	39,369,376
Proto Labs, Inc.*	205,525	16,647,525
TriMas Corp.*	639,832	20,269,878

Oil & gas—3.2%
Athlon Energy, Inc.*	530,060	25,262,660
Diamondback Energy, Inc.*	262,985	21,625,256
Gulfport Energy Corp.*	1,110,855	59,330,766
Pacific Drilling S.A.*	1,497,502	14,256,219

Oil & gas services—1.5%
Geospace Technologies Corp.*	607,748	24,455,779
Thermon Group Holdings, Inc.*	1,235,112	30,112,031

Pharmaceuticals—3.4%
Anacor Pharmaceuticals, Inc.*	1,258,892	20,960,552
Enanta Pharmaceuticals, Inc.*	593,061	22,305,024
Keryx Biopharmaceuticals, Inc.*	1,367,798	20,585,360

|  The accompanying notes are an integral part of the Investment Portfolios.

Investment Portfolios

(UNAUDITED) | 07.31.2014

EAGLE SMALL CAP GROWTH FUND (cont’d)

COMMON STOCKS—98.2%	Shares	Value
Pharmaceuticals (cont’d)
Ophthotech Corp.*	499,578	$19,513,517
Portola Pharmaceuticals, Inc.*	862,217	21,676,135
Receptos, Inc.*	538,066	22,281,313

Real estate investment trusts (REITs)—2.1%
The Geo Group, Inc.	1,333,247	45,877,029
Two Harbors Investment Corp.	3,103,867	31,752,560

Retail—7.4%
Buffalo Wild Wings, Inc.*	276,474	40,177,202
Domino’s Pizza, Inc.	326,319	23,494,968
Genesco, Inc.*	1,186,605	90,502,363
Noodles & Co.*	1,006,890	28,293,609
The Pantry, Inc.*	1,292,733	23,152,848
Vitamin Shoppe, Inc.*	1,614,932	68,876,850

Semiconductors—5.6%
Cavium, Inc.*	1,356,778	63,293,694
IPG Photonics Corp.*	658,921	44,378,329
SunEdison, Inc.*	1,580,330	31,606,600
Teradyne, Inc.	1,306,005	23,795,411
Veeco Instruments, Inc.*	1,244,802	43,207,078

Software—11.6%
ANSYS, Inc.*	359,070	27,626,846
Aspen Technology, Inc.*	549,626	23,875,753
Concur Technologies, Inc.*	373,777	34,746,310
Cornerstone OnDemand, Inc.*	916,071	38,328,411
Guidewire Software, Inc.*	486,494	19,703,007
MedAssets, Inc.*	2,533,950	53,821,098
Medidata Solutions, Inc.*	1,554,864	69,720,102
Proofpoint, Inc.*	1,132,558	39,945,321
PTC, Inc.*	1,511,888	54,367,492
RealPage, Inc.*	947,460	15,258,843
The Ultimate Software Group, Inc.*	393,158	53,040,946

Telecommunications—3.4%
Aruba Networks, Inc.*	1,168,321	20,866,213
Finisar Corp.*	1,714,948	33,835,924
Fortinet, Inc.*	2,147,198	52,713,711
RF Micro Devices, Inc.*	1,816,830	20,275,823

Transportation—0.9%
Landstar System, Inc.	532,237	35,196,833
Total common stocks (cost $2,754,762,749)		3,645,284,679
Total investment portfolio (cost $2,754,762,749) 98.2%‡		3,645,284,679
Other assets in excess of liabilities 1.8%		68,389,109
Net assets 100.0%		$3,713,673,788

*	Non-income producing security
‡	As of July 31, 2014, aggregate cost for federal income tax purposes was $2,767,529,548. Net unrealized appreciation (depreciation) on a tax-basis was $877,755,131, including aggregate gross unrealized appreciation and depreciation of $990,015,241 and $(112,260,110), respectively. The difference between book-basis and tax-basis unrealized appreciation (depreciation) was primarily attributable to deferral of losses from wash sales.

Sector allocation
Sector	Percent of net assets
Consumer, non-cyclical	24.8%
Technology	17.7%
Consumer, cyclical	17.5%
Industrial	16.7%
Financial	6.6%
Communications	6.3%
Energy	4.7%
Basic materials	3.9%

The accompanying notes are an integral part of the Investment Portfolios.  |

Investment Portfolios

(UNAUDITED) | 07.31.2014

EAGLE SMALL CAP STOCK FUND

COMMON STOCKS—95.4%	Shares	Value
Aerospace/defense—1.7%
Esterline Technologies Corp.*	2,190	$237,724
HEICO Corp.	6,399	314,575

Apparel—2.5%
Iconix Brand Group, Inc.*	9,461	399,538
Steven Madden Ltd.*	6,640	211,484
Wolverine World Wide, Inc.	7,097	172,173

Auto parts & equipment—0.7%
Dorman Products, Inc.*	5,440	235,987

Banks—4.4%
Eagle Bancorp, Inc.*	13,654	454,815
First Midwest Bancorp, Inc.	19,286	312,433
South State Corp.	6,721	390,557
Texas Capital Bancshares, Inc.*	4,264	221,941

Biotechnology—1.1%
Bio-Rad Laboratories, Inc., Class A*	3,037	349,225

Chemicals—2.9%
Balchem Corp.	8,050	402,500
Quaker Chemical Corp.	3,073	216,984
Sensient Technologies Corp.	5,700	299,250

Commercial services—6.4%
Healthcare Services Group, Inc.	15,337	400,909
LifeLock, Inc.*	28,495	395,511
Monro Muffler Brake, Inc.	5,715	290,265
Morningstar, Inc.	4,081	276,733
Ritchie Bros Auctioneers, Inc.	16,609	402,270
The Advisory Board Co.*	5,147	258,070

Computers—2.1%
j2 Global, Inc.	6,338	310,055
MICROS Systems, Inc.*	5,142	347,753

Distribution/wholesale—1.1%
Beacon Roofing Supply, Inc.*	12,414	343,123

Diversified financial services—5.0%
Evercore Partners, Inc., Class A	7,536	411,164
Financial Engines, Inc.	5,880	229,026
Portfolio Recovery Associates, Inc.*	7,757	457,353
Stifel Financial Corp.*	6,661	305,007
WageWorks, Inc.*	4,230	176,560

Electric—0.8%
ALLETE, Inc.	5,530	259,467

Electronics—0.7%
Control4 Corp.*	13,470	226,431

Engineering & construction—0.9%
Mistras Group, Inc.*	14,175	299,376

Food—2.4%
J & J Snack Foods Corp.	2,494	224,684
The Chefs’ Warehouse, Inc.*	10,323	181,375
TreeHouse Foods, Inc.*	4,770	350,595

Hand/machine tools—0.6%
Regal-Beloit Corp.	2,606	183,176

Healthcare products—7.0%
Cantel Medical Corp.	7,466	250,335
Cyberonics, Inc.*	4,445	264,344
Globus Medical, Inc., Class A*	17,917	399,549
ICU Medical, Inc.*	4,914	286,241
Integra LifeSciences Holdings Corp.*	7,441	352,852

COMMON STOCKS—95.4%	Shares	Value
Healthcare products (cont’d)
Masimo Corp.*	7,979	$192,134
Techne Corp.	2,530	236,100
West Pharmaceutical Services, Inc.	5,945	242,259

Healthcare services—1.8%
ICON PLC*	7,056	365,501
IPC The Hospitalist Co., Inc.*	4,415	217,130

Household products/wares—1.3%
Tumi Holdings, Inc.*	18,926	398,960

Housewares—0.8%
The Toro Co.	4,408	261,527

Insurance—2.5%
AmTrust Financial Services, Inc.	9,948	424,182
ProAssurance Corp.	8,098	353,316

Internet—2.2%
Constant Contact, Inc.*	8,145	253,554
HealthStream, Inc.*	8,128	202,875
SPS Commerce, Inc.*	4,252	226,844

Iron/steel—1.2%
Steel Dynamics, Inc.	17,966	381,059

Machinery-diversified—0.9%
Cognex Corp.*	7,352	301,285

Metal fabricate/hardware—0.7%
RBC Bearings, Inc.	4,120	228,578

Miscellaneous manufacturer—4.3%
Actuant Corp., Class A	10,931	352,853
CLARCOR, Inc.	6,972	413,509
Proto Labs, Inc.*	4,775	386,775
Raven Industries, Inc.	7,793	217,191

Oil & gas—2.5%
Carrizo Oil & Gas, Inc.*	3,366	206,706
Emerald Oil, Inc.*	48,815	358,302
Energy XXI Bermuda Ltd.	10,737	214,311

Oil & gas services—3.6%
Dril-Quip, Inc.*	1,330	134,024
Forum Energy Technologies, Inc.*	13,865	461,566
Helix Energy Solutions Group, Inc.*	14,763	375,423
Key Energy Services, Inc.*	26,823	164,693

Packaging & containers—1.4%
Berry Plastics Group, Inc.*	17,979	436,710

Pharmaceuticals—2.2%
Akorn, Inc.*	9,983	338,723
Prestige Brands Holdings, Inc.*	11,642	358,574

Pipelines—0.7%
Primoris Services Corp.	8,749	208,926

Real estate investment trusts (REITs)—3.7%
American Assets Trust, Inc.	7,643	262,078
BioMed Realty Trust, Inc.	9,572	205,798
Corporate Office Properties Trust	10,588	300,382
Pebblebrook Hotel Trust	10,703	389,589

Retail—4.8%
Casey’s General Stores, Inc.	4,025	266,334
Del Frisco’s Restaurant Group, Inc.*	13,921	296,796
Lumber Liquidators Holdings, Inc.*	3,630	196,819
Pier 1 Imports, Inc.	2	30
Popeyes Louisiana Kitchen, Inc.*	5,680	228,904
Texas Roadhouse, Inc.	7,708	191,775
Vitamin Shoppe, Inc.*	7,700	328,405

|  The accompanying notes are an integral part of the Investment Portfolios.

Investment Portfolios

(UNAUDITED) | 07.31.2014

EAGLE SMALL CAP STOCK FUND (cont’d)

COMMON STOCKS—95.4%	Shares	Value
Semiconductors—3.2%
Diodes, Inc.*	15,726	$401,013
Power Integrations, Inc.	6,195	333,477
Semtech Corp.*	12,115	270,528

Software—9.4%
Bottomline Technologies de, Inc.*	10,767	304,814
CommVault Systems, Inc.*	10,230	491,245
Monotype Imaging Holdings, Inc.	9,398	280,906
Omnicell, Inc.*	6,475	177,415
Qlik Technologies, Inc.*	18,570	491,362
RealPage, Inc.*	19,108	307,734
SciQuest, Inc.*	14,495	223,078
SolarWinds, Inc.*	8,809	362,402
Tangoe, Inc.*	25,202	347,788

Telecommunications—3.9%
NeuStar, Inc., Class A*	9,826	273,752
NICE Systems Ltd., Sponsored ADR	13,149	519,912
Plantronics, Inc.	9,405	441,753

Transportation—4.0%
Hub Group, Inc., Class A*	8,882	410,171
Landstar System, Inc.	6,055	400,417
Roadrunner Transportation Systems, Inc.*	17,844	448,598
Total common stocks (cost $28,803,522)		30,168,275

HOLDING COMPANIES—1.1%
Holding companies-diversified—1.1%
National Bank Holdings Corp., Class A	16,974	336,255
Total Holding companies (cost $346,877)		336,255
Total investment portfolio (cost $29,150,399) 96.5%‡		30,504,530
Other assets in excess of liabilities 3.5%		1,117,236
Net assets 100.0%		$31,621,766

*	Non-income producing security
‡	As of July 31, 2014, aggregate cost for federal income tax purposes was $29,162,153. Net unrealized appreciation (depreciation) on a tax-basis was $1,342,377, including aggregate gross unrealized appreciation and depreciation of $3,016,117 and $(1,673,740), respectively. The difference between book-basis and tax-basis unrealized appreciation (depreciation) was primarily attributable to deferral of losses from wash sales.

ADR—American depository receipt

Sector allocation
Sector	Percent of net assets
Consumer, non-cyclical	22.2%
Financial	15.6%
Industrial	15.2%
Technology	14.7%
Consumer, cyclical	9.9%
Energy	6.8%
Communications	6.1%
Basic materials	4.1%
Diversified	1.1%
Utilities	0.8%

The accompanying notes are an integral part of the Investment Portfolios.  |

Investment Portfolios

(UNAUDITED) | 07.31.2014

EAGLE SMALLER COMPANY FUND

COMMON STOCKS—94.8%	Shares	Value
Aerospace/defense—2.5%
HEICO Corp., Class A	55,558	$2,239,543
Orbital Sciences Corp.*	47,738	1,225,434

Apparel—1.0%
Carter’s, Inc.	18,383	1,407,402

Banks—9.8%
BankUnited, Inc.	70,230	2,193,985
Cardinal Financial Corp.	51,200	904,192
First Financial Bancorp	43,371	708,682
Fulton Financial Corp.	87,710	994,631
OFG Bancorp	123,108	1,964,804
PrivateBancorp, Inc.	71,746	2,066,285
Signature Bank*	7,401	846,600
Talmer Bancorp, Inc., Class A*	78,274	1,048,089
Texas Capital Bancshares, Inc.*	11,687	608,308
The Bancorp, Inc.*	98,159	932,511
Umpqua Holdings Corp.	79,019	1,337,002

Biotechnology—2.8%
Charles River Laboratories International, Inc.*	22,715	1,231,380
Cubist Pharmaceuticals, Inc.*	44,187	2,690,988

Chemicals—2.6%
Albemarle Corp.	23,235	1,425,235
Kraton Performance Polymers, Inc.*	41,424	853,749
Tronox Ltd., Class A	52,595	1,395,871

Coal—0.2%
Alpha Natural Resources, Inc.*	48,352	163,913
Arch Coal, Inc.	48,365	143,644

Commercial services—9.6%
Chemed Corp.	27,783	2,829,699
Cross Country Healthcare, Inc.*	57,292	411,929
Euronet Worldwide, Inc.*	45,344	2,269,014
FTI Consulting, Inc.*	41,146	1,520,756
Gartner, Inc.*	4,984	341,005
Matthews International Corp., Class A	53,587	2,330,499
On Assignment, Inc.*	69,483	1,876,736
PAREXEL International Corp.*	33,539	1,796,349

Computers—3.5%
Electronics for Imaging, Inc.*	55,019	2,424,687
NCR Corp.*	78,920	2,442,574

Distribution/wholesale—1.2%
Ingram Micro, Inc., Class A*	60,200	1,727,740

Diversified financial services—4.7%
AerCap Holdings N.V.*	44,377	1,936,169
Cohen & Steers, Inc.	42,175	1,750,684
MarketAxess Holdings, Inc.	11,327	636,917
The NASDAQ OMX Group, Inc.	50,885	2,146,838

Electric—1.6%
ALLETE, Inc.	47,355	2,221,897

Electrical components & equipment—1.5%
Advanced Energy Industries, Inc.*	26,534	446,302
Belden, Inc.	24,457	1,660,630

Electronics—3.0%
FLIR Systems, Inc.	55,270	1,839,386
Itron, Inc.*	30,608	1,101,276
Rogers Corp.*	20,834	1,195,038

Engineering & construction—3.5%
Dycom Industries, Inc.*	82,099	2,308,624

COMMON STOCKS—94.8%	Shares	Value
Engineering & construction (cont’d)
URS Corp.	44,104	$2,525,836

Food—1.2%
The Hillshire Brands Co.	26,754	1,679,349

Gas—1.6%
AGL Resources, Inc.	43,730	2,258,217

Healthcare products—1.4%
Merit Medical Systems, Inc.*	146,014	1,874,820

Healthcare services—3.1%
AmSurg Corp.*	52,451	2,505,060
MEDNAX, Inc.*	31,405	1,858,548

Household products/wares—1.3%
Jarden Corp.*	31,465	1,758,893

Insurance—3.3%
Allied World Assurance Co. Holdings AG	36,430	1,311,844
American Equity Investment Life Holding Co.	76,650	1,697,031
Assured Guaranty Ltd.	36,084	805,395
Fidelity & Guaranty Life	16,268	351,552
Platinum Underwriters Holdings Ltd.	7,700	451,220

Internet—2.6%
1-800-Flowers.com, Inc., Class A*	221,080	1,131,929
Equinix, Inc.*	8,771	1,881,555
Liquidity Services, Inc.*	46,610	628,769

Machinery-diversified—2.2%
Altra Industrial Motion Corp.	23,424	734,342
IDEX Corp.	30,940	2,345,871

Media—1.3%
John Wiley & Sons, Inc., Class A	22,993	1,381,649
World Wrestling Entertainment, Inc., Class A	37,050	462,384

Mining—0.6%
AuRico Gold, Inc.	139,933	573,725
IAMGOLD Corp.*	81,195	299,610

Miscellaneous manufacturer—4.6%
AptarGroup, Inc.	23,000	1,405,300
AZZ, Inc.	31,095	1,356,986
Barnes Group, Inc.	56,579	1,937,831
Harsco Corp.	65,795	1,662,639

Oil & gas—2.7%
Comstock Resources, Inc.	47,870	1,132,604
Range Resources Corp.	12,965	980,024
Rosetta Resources, Inc.*	32,150	1,641,901

Oil & gas services—3.4%
Dresser-Rand Group, Inc.*	40,056	2,383,733
Oceaneering International, Inc.	34,242	2,325,374

Packaging & containers—0.5%
Silgan Holdings, Inc.	13,686	673,625

Pharmaceuticals—1.6%
Herbalife Ltd.	23,922	1,253,513
Prestige Brands Holdings, Inc.*	30,179	929,513

Real estate investment trusts (REITs)—2.1%
Campus Crest Communities, Inc.	105,146	841,168
QTS Realty Trust, Inc., Class A	53,817	1,466,513
Select Income REIT	24,402	677,156

Retail—2.5%
DSW, Inc., Class A	12,961	344,633
Nu Skin Enterprises, Inc., Class A	16,300	956,647

|  The accompanying notes are an integral part of the Investment Portfolios.

Investment Portfolios

(UNAUDITED) | 07.31.2014

EAGLE SMALLER COMPANY FUND (cont’d)

COMMON STOCKS—94.8%	Shares	Value
Retail (cont’d)
Popeyes Louisiana Kitchen, Inc.*	46,228	$1,862,989
Stage Stores, Inc.	15,018	270,624
Savings & loans—1.7%
Beneficial Mutual Bancorp, Inc.*	97,551	1,275,967
Berkshire Hills Bancorp, Inc.	45,430	1,098,043
Semiconductors—2.1%
Emulex Corp.*	141,905	834,401
Intersil Corp., Class A	76,580	982,521
Rovi Corp.*	45,866	1,071,889
Software—4.9%
ACI Worldwide, Inc.*	54,042	1,012,747
Aspen Technology, Inc.*	63,066	2,739,587
Bottomline Technologies de, Inc.*	51,251	1,450,916
Dealertrack Technologies, Inc.*	27,456	1,031,522
Digital River, Inc.*	38,220	546,164
Telecommunications—1.6%
DigitalGlobe, Inc.*	27,060	707,619
NeuStar, Inc., Class A*	37,025	1,031,516
Ruckus Wireless, Inc.*	33,338	430,394
Transportation—1.0%
Genesee & Wyoming, Inc., Class A*	13,475	1,343,862
Total common stocks (cost $81,420,170)		131,774,517

HOLDING COMPANIES—1.4%
Holding companies-diversified—1.4%
National Bank Holdings Corp., Class A	95,587	1,893,578
Total Holding companies (cost $1,820,069)		1,893,578

INVESTMENT COMPANIES—0.5%
Solar Capital Ltd.	35,371	696,809
Total investment companies (cost $808,217)		696,809
Total investment portfolio (cost $84,048,456) 96.7%‡		134,364,904
Other assets in excess of liabilities 3.3%		4,551,579
Net assets 100.0%		$138,916,483

*	Non-income producing security
‡	As of July 31, 2014, aggregate cost for federal income tax purposes was $84,508,539. Net unrealized appreciation (depreciation) on a tax-basis was $49,856,365, including aggregate gross unrealized appreciation and depreciation of $53,706,522 and $(3,850,157), respectively. The difference between book-basis and tax-basis unrealized appreciation (depreciation) was primarily attributable to deferral of losses from wash sales.

Sector allocation
Sector	Percent of net assets
Financial	22.1%
Consumer, non-cyclical	21.0%
Industrial	18.8%
Technology	10.5%
Energy	6.3%
Communications	5.5%
Consumer, cyclical	4.7%
Basic materials	3.2%
Utilities	3.2%
Diversified	1.4%

The accompanying notes are an integral part of the Investment Portfolios.  |

Notes to Investment Portfolios

(UNAUDITED) | 07.31.2014

NOTE 1 | Organization and investment objective | The Eagle Series Trust (the “Trust”) is organized as a separate Massachusetts business trust. The Trust offers shares in the following series (each a “Fund” and collectively the “Funds”) and are advised by Eagle Asset Management, Inc. (“Eagle” or “Manager”). Each Fund is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company.

The Eagle Family of Funds consists of the Eagle Capital Appreciation Fund, the Eagle Growth & Income Fund and the Eagle Series Trust (each a “Trust” and collectively the “Trusts”). Members of the Board of Trustees (“Board”) for the Trusts may serve as Trustees for one or more of the Trusts.

The Eagle Series Trust currently offers shares in seven series:

•	The Eagle International Stock Fund (“International Stock Fund”) seeks capital appreciation,

•	The Eagle Investment Grade Bond Fund (“Investment Grade Bond Fund”) seeks current income and preservation of capital,

•	The Eagle Mid Cap Growth Fund (“Mid Cap Growth Fund”) seeks long-term capital appreciation,

•	The Eagle Mid Cap Stock Fund (“Mid Cap Stock Fund”) seeks long-term capital appreciation,

•	The Eagle Small Cap Growth Fund (“Small Cap Growth Fund”) seeks long-term capital appreciation,

•	The Eagle Small Cap Stock Fund (“Small Cap Stock Fund”) seeks capital appreciation, and

•	The Eagle Smaller Company Fund (“Smaller Company Fund”) seeks capital growth.

The Eagle Series Trust also includes the Eagle Tax-Exempt Bond Fund which is not currently offered for sale.

Class offerings | Each Fund is authorized and currently offers Class A, Class C, Class I, Class R-3 and Class R-5 shares to qualified buyers. The International Stock Fund, the Mid Cap Growth Fund, the Mid Cap Stock Fund, the Small Cap Growth Fund, the Small Cap Stock Fund and the Smaller Company Fund are authorized and currently offer Class R-6 shares to qualified buyers.

•	For all Funds except the Investment Grade Bond Fund, Class A shares are sold at a maximum front-end sales charge of 4.75%. For the Investment Grade Bond Fund, Class A shares are sold at a maximum front-end sales charge of 3.75%. Class A share investments greater than $1 million, which are not sold subject to a sales charge, may be subject to a contingent deferred sales charge (“CDSC”) of up to 1% of the lower of net asset value
(“NAV”) or purchase price if redeemed within 18 months of purchase.

•	Class C shares are sold subject to a CDSC of 1% of the lower of NAV or purchase price if redeemed within one year of purchase.

•	Class I, Class R-3, Class R-5, and Class R-6 shares are each sold without a front-end sales charge or a CDSC to qualified buyers.

NOTE 2 | Significant accounting policies

Use of estimates | The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates and those differences could be material.

Valuation of securities | The price of each Fund’s shares is based on the NAV per share of each class of a Fund. The Funds determine the NAV of their shares on each day the New York Stock Exchange (“NYSE”) is open for business, as of the close of the regular trading session (typically 4:00 p.m. Eastern Time) (“NYSE Close”), or earlier NYSE closing time that day. If the NYSE or other securities exchange modifies the published closing price of securities traded on that exchange after the NAV is calculated, the Manager is not required to recalculate the NAV.

Generally, the Funds value securities for which market quotations are readily available at market value; however, a Fund may adjust the market quotation price of securities traded in foreign markets to reflect events that occur between the close of those markets and the time of the Fund’s determination of the NAV.

A market quotation may be considered unreliable or unavailable for various reasons, such as:

•	The quotation may be stale;

•	The security is not actively traded;

•	Trading on the security halted before the close of the trading market;

•	The security is newly issued;

•	Issuer-specific events occurred after the security halted trading; or

•	Because of the passage of time between the close of the market on which the security trades and the close of the NYSE.

Notes to Investment Portfolios

(UNAUDITED) | 07.31.2014

Issuer-specific events may cause the last market quotation to be unreliable. Such events may include:

•	A merger or insolvency;

•	Events which affect a geographical area or an industry segment, such as political events or natural disasters; or

•	Market events, such as a significant movement in the U.S. markets.

For most securities, both the latest transaction prices and adjustments for securities traded in foreign markets are furnished by Board-approved independent pricing services. The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using Pricing and Valuation Procedures (“Procedures”) approved by the Board. A Fund may fair value small-cap securities, for example, that are thinly traded or illiquid. Fair value requires consideration of appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their NAV.

Pursuant to the Procedures, the Board has delegated the day-to-day responsibility for applying and administering the Procedures to a valuation committee (“Valuation Committee”) comprised of certain officers of the Trusts and other employees of the Manager. The composition of this Valuation Committee may change from time to time. The Valuation Committee follows fair valuation guidelines as set forth in the Procedures to make fair value determinations on all securities and assets for which market quotations are unavailable or unreliable. For securities fair valued by the Valuation Committee, Eagle checks fair value prices by comparing the fair value of the security with values that are available from other sources (if any). Eagle compares the fair value of the security to the next-day opening price or next actual sale price, when applicable. Eagle documents and reports to the Valuation Committee such comparisons when they are made. The Valuation Committee reports such comparisons to the Board at their regularly scheduled meetings. The Board retains the responsibility for periodic review and consideration of the appropriateness of any fair value pricing methodology established or implemented for a Fund. Fair value pricing methods, the Procedures and pricing services can change from time to time as approved by the Board, and may occur as a result of lookback testing results or changes in industry best practices.

There can be no assurance, however, that a fair value price used by a Fund on any given day will more accurately reflect the market value of a security than the market price of such security on that day, as fair valuation determinations may involve subjective judgments made by the Valuation Committee. Fair value pricing may deter shareholders from trading a Fund’s shares on a frequent basis in an attempt to take advantage of arbitrage opportunities resulting from potentially stale prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading. Specific types of securities are valued as follows:

•	Domestic exchange-traded equity securities | Market quotations are generally available and reliable for domestic exchange-traded equity securities. If the prices provided by the independent pricing service and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures.

•	Foreign exchange-traded equity securities | If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the NYSE Close, closing market quotations may become unreliable. Consequently, fair valuation of securities may occur on a daily basis. The Valuation Committee, using the Procedures, may fair value a security if certain events occur between the time trading ends in a foreign market on a particular security and the Fund’s NAV calculation. The Valuation Committee, using the Procedures, may also fair value a particular security if the events are significant and make the closing price unavailable or unreliable. If an issuer-specific event has occurred that a Fund or Eagle determines, in its judgment, is likely to have affected the closing price of a foreign security, the security will be priced at fair value. The Fund also utilizes a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the NYSE Close. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on exchange rates provided by a pricing service. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Securities primarily traded on foreign markets may trade on days that are not business days of the Funds. Because the NAV of a Fund’s shares is determined only on business days of the Fund, the value of the securities of a Fund that invests in foreign securities may change on days when shareholders would not be able to purchase or redeem shares of the Fund.

•	Fixed income securities | Government bonds, corporate bonds, asset-backed bonds, municipal bonds and convertible securities, including high yield or junk bonds, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. If the prices provided by the pricing service and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures.

•

Short-term securities | The amortized cost method of security valuation is used by the Funds (as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended) for short-term securities (investments that

Notes to Investment Portfolios

(UNAUDITED) | 07.31.2014

have a maturity date of 60 days or less). The amortized cost of an instrument is determined by valuing it at the cost as of the time of purchase and thereafter accreting/ amortizing any purchase discount/premium at a constant rate until maturity. Amortized cost approximates fair value.

•	Futures and Options | Futures and options are valued on the basis of market quotations, if available and reliable. If the prices provided by independent pricing services and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures. During the period ended July 31, 2014, the Fund did not hold any futures or options.

•	Investment companies and Exchange traded funds (ETFs) | Investments in other investment companies are valued at their reported NAV. In addition, investments in ETFs are valued on the basis of market quotations, if available and reliable. If the prices provided by independent pricing services and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures.

Fair value measurements | Each Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:

Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;

Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and

Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. A Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following is a summary of the inputs used to value each Fund’s investments as of July 31, 2014.

	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Total
International Stock Fund
Foreign common stocks
Aerospace/defense	$—	$16,192	$16,192
Agriculture	—	312,466	312,466
Airlines	—	100,878	100,878
Auto manufacturers	—	693,065	693,065
Auto parts & equipment	—	444,966	444,966
Banks	—	1,602,179	1,602,179
Beverages	—	81,849	81,849
Biotechnology	—	17,465	17,465
Building materials	—	178,376	178,376
Chemicals	—	29,008	29,008
Distribution/wholesale	—	787,656	787,656
Diversified financial services	—	40,723	40,723
Electric	—	220,256	220,256

Notes to Investment Portfolios

(UNAUDITED) | 07.31.2014

	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Total
International Stock Fund (cont’d)
Electronics	$—	$183,136	$183,136
Engineering & construction	—	56,318	56,318
Entertainment	—	40,114	40,114
Food	—	233,336	233,336
Forest products & paper	—	58,504	58,504
Healthcare services	—	155,384	155,384
Home builders	—	259,070	259,070
Insurance	—	962,402	962,402
Iron/steel	—	75,094	75,094
Machinery-diversified	—	50,983	50,983
Mining	—	80,370	80,370
Oil & gas	—	617,040	617,040
Pharmaceuticals	—	843,616	843,616
Real estate	—	150,662	150,662
Retail	—	194,265	194,265
Semiconductors	—	34,402	34,402
Telecommunications	—	805,371	805,371
Transportation	—	461,156	461,156

	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Total
International Stock Fund (cont’d)
Foreign preferred stocks
Insurance	$—	$39,323	$39,323
Total investment portfolio	$—	$9,825,625	$9,825,625

Investment Grade Bond Fund
Corporate bonds(a)	$—	$22,785,214	$22,785,214
Mortgage and asset-backed securities(a)	—	19,956,128	19,956,128
U.S. Treasuries	—	13,665,430	13,665,430
U.S. Government agency securities	—	1,029,291	1,029,291
Supranational banks	—	990,526	990,526
Total investment portfolio	$—	$58,426,589	$58,426,589

Mid Cap Growth Fund
Common stocks(a)	$631,045,815	$—	$631,045,815
Total investment portfolio	$631,045,815	$—	$631,045,815

Mid Cap Stock Fund
Common stocks(a)	$386,741,744	$—	$386,741,744
Total investment portfolio	$386,741,744	$—	$386,741,744

Notes to Investment Portfolios

(UNAUDITED) | 07.31.2014

	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Total
Small Cap Growth Fund
Common stocks(a)	$3,645,284,679	$—	$3,645,284,679
Total investment portfolio	$3,645,284,679	$—	$3,645,284,679

Small Cap Stock Fund
Common stocks(a)	$30,168,275	$—	$30,168,275
Holding companies	336,255	—	336,255
Total investment portfolio	$30,504,530	$—	$30,504,530

Smaller Company Fund
Common stocks(a)	$131,774,517	$—	$131,774,517
Holding companies	1,893,578	—	1,893,578
Investment companies	696,809	—	696,809
Total investment portfolio	$134,364,904	$—	$134,364,904

(a)	Please see the investment portfolio for detail by industry.

During the period ended July 31, 2014, none of the Funds had any investments classified as Level 3 and there were no transfers in or out of levels 1, 2, or 3.

Foreign currency transactions | The books and records of the Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, other assets and other liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investment transactions. Net realized gain (loss) on foreign currency transactions and the net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies include gains and losses between trade and settlement date on securities transactions, gains and losses arising from the purchase and sale of forward foreign currency exchange contracts and gains and losses between the ex and payment dates on dividends, interest and foreign withholding taxes.

Forward foreign currency exchange contracts | Each of the Funds, except the Small Cap Growth Fund, is authorized to enter into forward foreign currency contracts which are used primarily to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated investment securities. Forward foreign currency exchange contracts are valued in U.S. dollars based upon forward exchange rates provided by an independent pricing service as of the close of the NYSE each valuation day and the unrealized gain or loss is included in the Statements of Assets and Liabilities. When the contracts are closed, the gain or loss is realized. Realized and unrealized gains and losses are included in the Statements of Operations. Risks may arise from unanticipated movements in the currency’s value relative to the U.S. dollar and from the possible inability of counter-parties to meet the terms of their contracts. During the period ended July 31, 2014, none of the Funds held forward foreign currency exchange contracts.

Real estate investment trusts (“REIT(s)”) | There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates. Dividend income is recorded at the Manager’s estimate of the income included in distributions from the REITs. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of the investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the fiscal year-end and may differ from the estimated amounts.

Repurchase agreements | Each Fund may enter into repurchase agreements whereby a Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount of at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred. During the period ended July 31, 2014, none of the Funds held any repurchase agreements.

Revenue recognition | Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Notes to Investment Portfolios

(UNAUDITED) | 07.31.2014

Foreign taxes | The Funds may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. The Funds may also be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may or may not be recoverable. The Funds accrue such taxes and recoveries as applicable, when the related income or capital gains are earned and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors.

Expenses | Each Fund is charged for certain expenses which are directly attributable to it, and certain other expenses which are allocated proportionately among the Eagle Family of Funds based upon methods approved by the Board. Expenses that are directly attributable to a specific class of shares, such as distribution fees, shareholder servicing fees and administrative fees, are charged directly to that class of shares. Other expenses of each Fund are allocated to each class of shares based upon its relative percentage of net assets. The Funds have entered into an arrangement with the custodian whereby each Fund receives credits on uninvested cash balances which are used to offset a portion of each Fund’s expenses. These custodian credits are shown as “Expense offsets” in the Statements of Operations.

Class allocations | Each class of shares has equal rights to earnings and assets except that each class may bear different expenses for administration, distribution and/or shareholder services. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative percentage of net assets.

Distributions | Each Fund, except the Investment Grade Bond Fund, distributes net investment income annually. Distributions of net investment income in the Investment Grade Bond Fund are made monthly. Net realized gains from investment transactions during any particular fiscal year in excess of available capital loss carryforwards, which, if not distributed, would be taxable to each Fund, will be distributed to shareholders annually in the following fiscal year. Each Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Other | In the normal course of business the Funds enter into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the risk of loss to each Fund is expected to be remote.

NOTE 3 | Federal income taxes and distributions | Each Fund is treated as a single corporate taxpayer as provided for in the Tax Reform Act of 1986, as amended. Accordingly, no provision for federal income taxes is required since each of the Funds intend to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and net realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character; these adjustments have no effect on net assets or NAV per share. Financial reporting records are not adjusted for temporary differences.

NOTE 4 | Subsequent events | The Manager has evaluated subsequent events through September 18, 2014, the date these Investment Portfolios were issued, and determined that no material events or transactions would require recognition or disclosure in the Funds’ Investment Portfolios.

On or about October 20, 2014, Eagle Asset Management, Inc. will assume day-to-day portfolio management responsibilities for the Eagle Smaller Company Fund.

Item 2.	Controls and Procedures

(a)	Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the Principal Executive Officer and Principal Financial Officer of Eagle Series Trust have concluded that such disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b)	There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) of Eagle Series Trust that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, its internal controls over financial reporting.

Item 3.	Exhibits

(a)	Certifications of the Principal Executive Officer and Principal Financial Officer of Eagle Series Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EAGLE SERIES TRUST
Date: September 18, 2014
/s/ Susan L. Walzer
Susan L. Walzer
Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

EAGLE SERIES TRUST
Date: September 18, 2014
/s/ Susan L. Walzer
Susan L. Walzer
Principal Executive Officer
Date: September 18, 2014
/s/ Carolyn Gill
Carolyn Gill
Principal Financial Officer